CONTINGENT LIABILITIES AND COMMITMENTS (Details Narrative) ₪ in Thousands, $ in Thousands				1 Months Ended							6 Months Ended		12 Months Ended
	Sep. 08, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 ILS (₪)	May 31, 2026 USD ($)	Oct. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2020 USD ($)	May 31, 2019 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	May 20, 2026 USD ($)	Dec. 31, 2024 USD ($)	Oct. 05, 2022 USD ($)	Jun. 15, 2022 USD ($)	Sep. 30, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Legal proceedings amount							$ 92
Litigation settlement		$ 94	₪ 310								$ 0		$ 36
Research and Development Expense											2,589	$ 289
Accounts payable and other current and noncurrent												529			$ 529	$ 529
Termination fees																	$ 900
Accounts payable											347		829
Nasus Pharmas Intranasal Naloxone Powder Spray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees																	450
Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees																	$ 450
Aptar Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Paid to other breach																		$ 450
Outstanding payable								$ 529
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties percentage										0.50%
Payments for royalties										$ 100
Commitments term										15 years
Termination amount										$ 100
Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Periodic payments									$ 5
Development services, additional fees											114	76
Amount paid, service											7	171
Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense	$ 10
Non Recurring Research Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Sale of Other Productive Assets												$ 196
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees					$ 529
Payment amount				$ 225	75
Payment amount					300
Accounts payable											$ 0		$ 225
New Master Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Periodic payments					600
Payment of instalments					1,000
New Aptar Agreement					200
Additional milestone payments					200
New Aptar Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination amount					160
New Aptar Agreement					$ 200
Supply Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expense														$ 95
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination amount						$ 600